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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2005

               (Please read instructions before preparing form.)

If amended report check here: [ ]

                               Stephen W. Kidder
--------------------------------------------------------------------------------
                   Name of Institutional Investment Manager

Hemenway & Barnes     60 State Street       Boston,        MA          02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)       (State)       (Zip)

                                (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2006.

                                                  Stephen W. Kidder
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.: Name:                  13F File No.:
-----                   ------------- -----                  -------------
1.  Brian C. Broderick    28-11136    6.  Kurt F. Somerville   28-10379
2.  Michael B. Elefante   28-06281    7.  __________________   ________
3.  Timothy F. Fidgeon    28-06169    8.  __________________   ________
4.  Roy A. Hammer         28-5798     9.  __________________   ________
5.  Michael J. Puzo       28-06165    10. __________________   ________

* Refers to manager number on attached detail in Item 7.

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                                                                         Page 1

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # STEPHEN W. KIDDER/


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ABBOTT LABS    COMMON STOCK   002824100      335944      8520         xx                  8520

AMAZON NOTE    CONV.          023135AF3      634425    660000         xx                660000
CONV SUB DEB   CORPORATE
               BONDS

AMGEN INC.     COMMON STOCK   031162100     1102463     13980         xx                 13980

ANALOG         COMMON STOCK   032654105      323906      9030         xx                  9030
DEVICES, INC.

APTARGROUP     COMMON STOCK   038336103      394110      7550         xx                  7550
INC

AUTOMATIC      COMMON STOCK   053015103      668763     14570         xx                 14570
DATA
PROCESSING

BP PLC ADR     COMMON STOCK   055622104     1015382     15811         xx                 15811

BANK OF        COMMON STOCK   060505104      228443      4950         xx                  4950
AMERICA CORP.

BEA SYSTEMS    CORPORATE      073325AD4      648450    660000         xx                660000
INC.           BONDS

BIOMET INC     COMMON STOCK   090613100      324010      8860         xx                  8860

CANADIAN       COMMON STOCK   136375102      670876      8387         xx                  8387
NATIONAL
RAILWAY CO.

CATERPILLAR    COMMON STOCK   149123101      462160      8000         xx                  8000
INC

CHEVRON CORP.  COMMON STOCK   166764100      292933      5160         xx                  5160

CHUBB          COMMON STOCK   171232101      257796      2640         xx                  2640
CORPORATION

E I DU PONT DE COMMON STOCK   263534109      286025      6730         xx                  6730
NEMOURS & CO.

E M C CORP.    COMMON STOCK   268648102      337163     24755         xx                 24755

EMERSON        COMMON STOCK   291011104      479948      6425         xx                  6425
ELECTRIC CO.

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                                                                         Page 2

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # STEPHEN W. KIDDER/


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ENCANA CORP.   COMMON STOCK   292505104      913361     20225         xx                 20225

EXXON MOBIL    COMMON STOCK   30231G102     1851026     32954         xx                 32954
CORP.

GENERAL        COMMON STOCK   369604103     2251682     64242         xx                 64242
ELECTRIC CO.

HEWLETT        COMMON STOCK   428236103      283437      9900         xx                  9900
PACKARD CO

INTEL          COMMON STOCK   458140100     2038608     81675         xx                 81675
CORPORATION

JEFFERSON-     COMMON STOCK   475070108      780624     13712         xx                 13712
PILOT CORP.

JOHNSON &      COMMON STOCK   478160104     1660563     27630         xx                 27630
JOHNSON

KOPIN          COMMON STOCK   500600101      107615     20115         xx                 20115

MERCK & CO     COMMON STOCK   589331107      662443     20825         xx                 20825
INC.

MICROSOFT      COMMON STOCK   594918104      663164     25360         xx                 25360
CORP.

NOKIA CORP     COMMON STOCK   654902204      349073     19075         xx                 19075
ADR A

NORTEL         COMMON STOCK   656568102       34884     11400         xx                 11400
NETWORKS CORP
COM

PEPSICO INC.   COMMON STOCK   713448108      239274      4050         xx                  4050

PFIZER INC.    COMMON STOCK   717081103      229585      9845         xx                  9845

PROCTER &      COMMON STOCK   742718109     1516572     26202         xx                 26202
GAMBLE CO.

ROCKWELL       COMMON STOCK   773903109      248472      4200         xx                  4200
AUTOMATION
INC

SCHLUMBERGER   COMMON STOCK   806857108      223834      2304         xx                  2304
LTD

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # STEPHEN W. KIDDER/


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
J M SMUCKER CO COMMON STOCK   832696405      363000      8250         xx                  8250
NEW

TARGET CORP    COMMON STOCK   87612E106      235821      4290         xx                  4290

3 M COMPANY    COMMON STOCK   88579Y101      724625      9350         xx                  9350

WYETH          COMMON STOCK   983024100      405416      8800         xx                  8800

TOTAL:                                   24,245,876
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